Related party transactions (Tables)	12 Months Ended
Mar. 28, 2015
Related Party Transactions [Abstract]
Balance Related to Related Parties
(a)	The Company is party to certain related party transactions. Balances related to these related parties are disclosed in the consolidated financial statements except the following:

	Fiscal Year Ended
	March 28, 2015	March 29, 2014	March 30, 2013
	(In thousands)
Transactions:
Purchases of inventory from supplier related to shareholder (d)	$189	$—	$262
Management fees and expense reimbursement to a related party (b)	238	188	180
Consultant fees to a related party (e)	172	156	165
Expense reimbursement to a related party (f)	241	237	241
Interest expense on cash advance received from controlling shareholder (c)	165	164	308
Wholesale distribution service payments to a related party (g)	—	1	3
Balances:
Accounts payable to supplier related to shareholder (d)	—	—	31
Accounts payable to related parties	447	57	65
Interest payable on cash advance received from controlling shareholder	136	13	14